Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Number_Of_Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SYNTAX ETF TRUST
Entity Central Index Key	0001580843
Document Period End Date	Jun. 30, 2024
Syntax Stratified LargeCap ETF [Member]
Shareholder Report [Line Items]
Fund Name	Syntax Stratified LargeCap ETF
Class Name	Syntax Stratified LargeCap ETF
Trading Symbol	SSPY
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-largecap-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-972-4492
Additional Information Website	www.syntaxadvisors.com/syntax-stratified-largecap-etf
Expenses [Text Block]
What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified LargeCap ETF	SSPY	$15.30	0.30%**

Expenses Paid, Amount	$ 15.3
Expense Ratio, Percent	0.30%	[1]
Material Change Description [Text Block]

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Net Assets	$ 90,217,442
Holdings Count | Number_Of_Holdings	503
Advisory Fees Paid, Amount	$ 207,969
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets	$90,217,442	Total Advisory Fee	$207,969
Number of Holdings	503	Portfolio Turnover	14%

Holdings [Text Block]
Largest Holdings [Text Block]
Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Exxon Mobil Corp	0.82%
Chevron Corp	0.79%
TJX Companies Inc	0.79%
Walmart Inc	0.78%
Sysco Corp	0.78%
Synchrony Financial	0.78%
Ross Stores Inc	0.77%
Kroger Co	0.77%
Costco Wholesale Corp	0.77%
Discover Financial Services	0.74%

Syntax Stratified MidCap ETF [Member]
Shareholder Report [Line Items]
Fund Name	Syntax Stratified MidCap ETF
Class Name	Syntax Stratified MidCap ETF
Trading Symbol	SMDY
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-midcap-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-972-4492
Additional Information Website	www.syntaxadvisors.com/syntax-stratified-midcap-etf
Expenses [Text Block]
What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified MidCap ETF	SMDY	$17.70	0.35%**

Expenses Paid, Amount	$ 17.7
Expense Ratio, Percent	0.35%	[1]
Material Change Description [Text Block]

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Net Assets	$ 11,671,056
Holdings Count | Number_Of_Holdings	401
Advisory Fees Paid, Amount	$ 23,444
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets	$11,671,056	Total Advisory Fee	$23,444
Number of Holdings	401	Portfolio Turnover	19%

Holdings [Text Block]
Largest Holdings [Text Block]

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Coty Inc Cl A	1.78%
Scotts Miracle Gro Co	1.72%
Lumentum Holdings Inc	1.26%
Frontier Communications Parent Inc	1.22%
Ciena Corp	1.21%
Iridium Communications Inc	1.18%
Healthcare Realty Trust Inc	1.17%
Ziff Davis Inc	1.16%
Doximity Inc Class A	1.10%
Qualys Inc	0.82%

Syntax Stratified SmallCap ETF [Member]
Shareholder Report [Line Items]
Fund Name	Syntax Stratified SmallCap ETF
Class Name	Syntax Stratified SmallCap ETF
Trading Symbol	SSLY
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-smallcap-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-972-4492
Additional Information Website	www.syntaxadvisors.com/syntax-stratified-smallcap-etf
Expenses [Text Block]
What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified SmallCap ETF	SSLY	$19.50	0.40%**

Expenses Paid, Amount	$ 19.5
Expense Ratio, Percent	0.40%	[1]
Material Change Description [Text Block]

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Net Assets	$ 17,271,237
Holdings Count | Number_Of_Holdings	604
Advisory Fees Paid, Amount	$ 39,071
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets	$17,271,237	Total Advisory Fee	$39,071
Number of Holdings	604	Portfolio Turnover	21%

Holdings [Text Block]
Largest Holdings [Text Block]

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Vericel Corp	0.85%
Alarm.Com Holdings Inc	0.80%
A10 Networks Inc	0.80%
Embecta Corp	0.76%
Tandem Diabetes Care Inc	0.70%
Cinemark Holdings Inc	0.69%
Harmonic Inc	0.61%
Plexus Corp	0.59%
Sanmina Corp	0.59%
Calix Inc	0.59%

Syntax Stratified U.S. Total Market ETF [Member]
Shareholder Report [Line Items]
Fund Name	Syntax Stratified U.S. Total Market ETF
Class Name	Syntax Stratified U.S. Total Market ETF
Trading Symbol	SYUS
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-us-total-market-equity-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-972-4492
Additional Information Website	www.syntaxadvisors.com/syntax-stratified-us-total-market-equity-etf
Expenses [Text Block]

Fund Expenses (as of June 30, 2024)

What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified U.S. Total Market ETF	SYUS	$2.00	0.04%**

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Material Change Description [Text Block]

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Net Assets	$ 21,253,369
Holdings Count | Number_Of_Holdings	3
Advisory Fees Paid, Amount	$ 71,456
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets	$21,253,369	Total Advisory Fee	$71,456
Number of Holdings	3	Portfolio Turnover	0.00%

Holdings [Text Block]
Largest Holdings [Text Block]

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Syntax Stratified LargeCap ETF	84.9%
Syntax Stratified MidCap ETF	10.1%
Syntax Stratified SmallCap ETF	5.0%
Other Assets in Excess of Liabilities	0.0%*

* Amount shown represents less than 0.05% of net assets

Syntax Stratified U.S. Total Market Hedged ETF [Member]
Shareholder Report [Line Items]
Fund Name	Syntax Stratified U.S. Total Market Hedged ETF
Class Name	Syntax Stratified U.S. Total Market Hedged ETF
Trading Symbol	SHUS
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-us-total-market-hedged-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	866-972-4492
Additional Information Website	www.syntaxadvisors.com/syntax-stratified-us-total-market-hedged-etf.
Expenses [Text Block]
What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified U.S. Total Market Hedged ETF	SHUS	$17.90	0.36%**

Expenses Paid, Amount	$ 17.9
Expense Ratio, Percent	0.36%	[1]
Material Change Description [Text Block]

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Net Assets	$ 32,353,460
Holdings Count | Number_Of_Holdings	4
Advisory Fees Paid, Amount	$ 171,104
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Net Assets	$32,353,460	Total Advisory Fee	$171,104
Number of Holdings	4	Portfolio Turnover	0.00%

Holdings [Text Block]
Largest Holdings [Text Block]

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Syntax Stratified LargeCap ETF	82.2%
Syntax Stratified MidCap ETF	9.7%
Syntax Stratified SmallCap ETF	4.9%
SPY ETF Put Option DEC25 490	3.1%
Other Assets in Excess of Liabilities	0.1%

Syntax Stratified Total Market II ETF [Member]
Shareholder Report [Line Items]
Fund Name	Syntax Stratified Total Market II ETF
Class Name	Syntax Stratified Total Market II ETF
Trading Symbol	SYII
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-totalmarket-ii-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	866-972-4492
Additional Information Website	www.syntaxadvisors.com/syntax-stratified-totalmarket-ii-etf
Expenses [Text Block]
What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified Total Market II ETF	SYII	$2.00	0.04%**

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Material Change Description [Text Block]

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Net Assets	$ 8,096,616
Holdings Count | Number_Of_Holdings	3
Advisory Fees Paid, Amount	$ 29,733
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets	$8,096,616	Total Advisory Fee	$29,733
Number of Holdings	3	Portfolio Turnover	0.00%

Holdings [Text Block]
Largest Holdings [Text Block]

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Syntax Stratified LargeCap ETF	84.9%
Syntax Stratified MidCap ETF	10.1%
Syntax Stratified SmallCap ETF	5.0%

Other Assets in Excess of Liabilities	0.0%*

* Amount shown represents less than 0.05% of net assets

[1]	Annualized